Preferred shares and share capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	33,335,570	33,335,570
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	20,000,000
Preferred shares, issued	5,093,728
Dividend rate per annum	7.95%
Redemption by Company permitted on or after	Jan. 30, 2018
Liquidation preference	$ 127,300	$ 127,300
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Preferred shares, issued	5,415,937
Dividend rate per annum	8.25%
Redemption by Company permitted on or after	Feb. 13, 2019
Liquidation preference	$ 135,400	135,400
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Preferred shares, issued	7,800,800
Dividend rate per annum	8.20%
Redemption by Company permitted on or after	Jun. 16, 2021
Liquidation preference	$ 195,000.0	195,000.0
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Preferred shares, issued	9,025,105
Dividend rate per annum	7.875%
Redemption by Company permitted on or after	Aug. 11, 2021
Liquidation preference	$ 225,600	225,600
Series I Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	6,000,000
Preferred shares, issued	6,000,000
Dividend rate per annum	8.00%
Redemption by Company permitted on or after	Oct. 30, 2023
Liquidation preference	$ 150,000.0	$ 150,000.0